SCHEDULE OF RIGHT USE OF ASSETS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Jul. 02, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset, net	$ 70,501	$ 104,124	$ 241,800	$ 365,025
Right To Use Assets Net [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset, net	41,517	70,550
Right To Use Assets Net One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset, net	$ 28,984	$ 33,574